[logo] PIONEER Investments (R)

October 18, 2013

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

Re:	Pioneer Series Trust X
(File Nos. 333-89354 and 811-21108)
CIK No. 0001174520

Ladies and Gentlemen:

On behalf of Pioneer Series Trust X (the “Trust), a Delaware statutory trust, and pursuant to Rule 497 (e) under the Securities Act of 1933, as amended (the “1933 Act”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of prospectus for Pioneer Multi-Asset Ultrashort Fund, a series of the trust, that was filed under Rule 497(e) on October 4, 2013 (SEC accession number 0001174520-13-000020).

If you have any questions relating to the filing, please contact me at (617) 422-4388.

Very truly yours,

/s/ Daniel J. Hynes

     Daniel J. Hynes

     Senior Legal Product Manager

cc:	Jeremy B Kantrowitz, Esq.
Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.

60 State Street

Boston, MA 02109-1820

“Member of the UniCredit S.p.A. Banking Group, Register of Banking Groups.”